Intangible assets - Other development and research expenditure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Product development
Disclosure of detailed information about intangible assets
Other development expenditure and all research expenditure	$ 4	$ 5